Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 214	$ 95
Short-term investments and deposits	100	96
Trade receivables	883	778
Inventories	1,250	1,312
Other receivables	394	403
Total current assets	2,841	2,684
Non-current assets
Investments at fair value through other comprehensive income	83	111
Deferred tax assets	127	109
Property, plant and equipment	5,550	5,331
Intangible assets	670	652
Other non-current assets	393	286
Total non-current assets	6,823	6,489
Total assets	9,664	9,173
Current liabilities
Short-term debt	679	420
Trade payables	740	712
Provisions	54	42
Other payables	704	587
Total current liabilities	2,177	1,761
Non-current liabilities
Long-term debt and debentures	2,053	2,181
Deferred tax liabilities	326	341
Long-term employee liabilities	655	575
Provisions	267	202
Other	98	52
Total non-current liabilities	3,399	3,351
Total liabilities	5,576	5,112
Equity
Total shareholders' equity	3,930	3,925
Non-controlling interests	158	136
Total equity	4,088	4,061
Total liabilities and equity	$ 9,664	$ 9,173